SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Feb. 29, 2016
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

16. SUPPLEMENTAL CASH FLOW INFORMATION

	Year ended
	February 29, 2016	February 28, 2015
Changes in non-cash working capital balances:
Trade receivables	29,640	(31,218)
Inventory	1,592	6,122
Other current assets	3,074	65
Accounts payable and accrued liabilities	(16,880)	10,173
Deferred revenue	1,114	(154)
Other long term liabilities	(304)	669

	18,236	(14,343)